UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam American Government Income Fund
The fund's portfolio
12/31/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (35.3%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.658s, 2035	$4,563,304	$519,076
Ser. 06-R1, Class AS, IO, 5.636s, 2036	1,869,420	205,636
Ser. 05-R3, Class AS, IO, 5.569s, 2035	1,907,036	212,158
FRB Ser. 06-R2, Class AS, IO, 5.484s, 2036	2,486,264	251,734
IFB Ser. 05-R2, Class 1AS, IO, 5.312s, 2035	12,620,820	1,340,962
FRB Ser. 04-R2, Class 1AF1, 0.651s, 2034	335,445	271,710
FRB Ser. 05-R1, Class 1AF1, 0.591s, 2035	141,925	113,540
Fannie Mae
IFB Ser. 07-75, Class JS, 50.51s, 2037	282,174	480,018
IFB Ser. 06-62, Class PS, 38.513s, 2036	591,457	973,841
IFB Ser. 07-30, Class FS, 28.756s, 2037	375,255	520,985
IFB Ser. 06-49, Class SE, 28.075s, 2036	649,901	919,694
IFB Ser. 05-25, Class PS, 27.143s, 2035	72,251	100,973
IFB Ser. 05-74, Class NK, 26.344s, 2035	142,846	184,781
IFB Ser. 06-115, Class ES, 25.635s, 2036	346,437	476,390
IFB Ser. 06-8, Class HP, 23.719s, 2036	746,296	1,012,476
IFB Ser. 05-99, Class SA, 23.719s, 2035	520,510	691,047
IFB Ser. 05-74, Class DM, 23.535s, 2035	908,665	1,181,505
IFB Ser. 08-24, Class SP, 22.435s, 2038	5,543,966	7,404,283
IFB Ser. 05-122, Class SC, 22.291s, 2035	1,768,917	2,227,799
IFB Ser. 05-106, Class JC, 19.407s, 2035	948,685	1,182,995
IFB Ser. 05-83, Class QP, 16.793s, 2034	377,530	456,794
IFB Ser. 05-66, Class SL, 15.997s, 2035	1,656,405	1,913,165
FRB Ser. 03-W6, Class PT1, 10.223s, 2042	1,665,800	1,936,493
Ser. 02-T4, Class A4, 9 1/2s, 2041	26,982	31,367
Ser. 04-T3, Class PT1, 8.883s, 2044	45,408	52,332
IFB Ser. 03-44, Class SI, IO, 7.769s, 2033	1,660,616	296,858
Ser. 02-26, Class A2, 7 1/2s, 2048	74,849	84,392
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	42,590	48,020
Ser. 03-W1, Class 2A, 7 1/2s, 2042	152,019	171,402
Ser. 02-T19, Class A3, 7 1/2s, 2042	128,860	145,290
Ser. 02-T12, Class A3, 7 1/2s, 2042	37,543	42,329
Ser. 02-14, Class A2, 7 1/2s, 2042	122,525	138,147
Ser. 02-T4, Class A3, 7 1/2s, 2041	684,448	771,715
Ser. 01-T12, Class A2, 7 1/2s, 2041	705,667	795,639
Ser. 01-T3, Class A1, 7 1/2s, 2040	41,360	46,634
Ser. 01-T1, Class A1, 7 1/2s, 2040	16,698	18,827
Ser. 99-T2, Class A1, 7 1/2s, 2039	102,696	115,116
Ser. 02-33, Class A2, 7 1/2s, 2032	724,208	816,544
Ser. 00-T6, Class A1, 7 1/2s, 2030	878,560	990,576
Ser. 01-T4, Class A1, 7 1/2s, 2028	78,192	88,162
IFB Ser. 08-7, Class SA, IO, 7.319s, 2038	229,494	37,910
Ser. 02-26, Class A1, 7s, 2048	1,078,092	1,197,524
Ser. 04-W12, Class 1A3, 7s, 2044	519,531	577,085
Ser. 04-T2, Class 1A3, 7s, 2043	375,803	417,435
Ser. 03-W3, Class 1A2, 7s, 2042	374,279	415,742
Ser. 02-14, Class A1, 7s, 2042	1,070,127	1,188,677
Ser. 01-T10, Class A1, 7s, 2041	709,982	788,635
Ser. 01-W3, Class A, 7s, 2041	304,720	338,477
Ser. 05-W4, Class 1A3, 7s, 2035	123,607	137,301
IFB Ser. 06-43, Class SU, IO, 6.969s, 2036	585,992	84,270
IFB Ser. 06-24, Class QS, IO, 6.969s, 2036	2,934,924	516,895
IFB Ser. 06-79, Class DI, IO, 6.919s, 2036	1,580,191	225,205
IFB Ser. 06-60, Class SI, IO, 6.919s, 2036	1,925,631	289,743
IFB Ser. 04-24, Class CS, IO, 6.919s, 2034	361,126	53,512
IFB Ser. 04-40, Class KS, IO, 6.819s, 2034	8,964,375	1,511,380
IFB Ser. 03-130, Class BS, IO, 6.819s, 2033	103,414	13,868
IFB Ser. 05-65, Class KI, IO, 6.769s, 2035	14,784,160	2,154,054
IFB Ser. 03-34, Class WS, IO, 6.769s, 2029	95,796	11,392
IFB Ser. 08-41, Class S, IO, 6.569s, 2036	674,551	91,244
IFB Ser. 05-48, Class SM, IO, 6.569s, 2034	762,604	102,097
IFB Ser. 07-50, Class SK, IO, 6.529s, 2037	3,365,347	454,373
IFB Ser. 07-54, Class CI, IO, 6.529s, 2037	752,404	109,033
IFB Ser. 07-30, Class WI, IO, 6.529s, 2037	1,327,638	170,385
IFB Ser. 08-34, Class SM, IO, 6.519s, 2038	1,806,813	230,369
IFB Ser. 07-58, Class SP, IO, 6.519s, 2037	735,353	99,128
IFB Ser. 07-28, Class SE, IO, 6.519s, 2037	740,483	106,048
IFB Ser. 07-24, Class SD, IO, 6.519s, 2037	736,568	98,391
IFB Ser. 06-79, Class SI, IO, 6.519s, 2036	1,816,373	227,445
IFB Ser. 05-90, Class GS, IO, 6.519s, 2035	343,455	48,465
IFB Ser. 05-90, Class SP, IO, 6.519s, 2035	1,575,142	189,198
IFB Ser. 05-12, Class SC, IO, 6.519s, 2035	848,305	127,970
IFB Ser. 05-18, Class SK, IO, 6.519s, 2035	334,290	31,751
IFB Ser. 07-30, Class IE, IO, 6.509s, 2037	1,999,352	338,168
IFB Ser. 06-123, Class CI, IO, 6.509s, 2037	1,641,848	227,349
IFB Ser. 07-57, Class SC, IO, 6.499s, 2037	15,209,825	2,266,026
IFB Ser. 05-82, Class SY, IO, 6.499s, 2035	4,024,560	499,126
IFB Ser. 05-45, Class EW, IO, 6.489s, 2035	415,251	56,243
IFB Ser. 06-126, Class CS, IO, 6.469s, 2037	172,608	22,690
IFB Ser. 06-43, Class JS, IO, 6.469s, 2036	8,505,093	1,254,671
IFB Ser. 06-31, Class SX, IO, 6.469s, 2036	1,974,388	290,995
IFB Ser. 06-32, Class SI, IO, 6.469s, 2036	17,821,911	2,328,683
IFB Ser. 06-33, Class JS, IO, 6.469s, 2036	1,064,224	140,007
IFB Ser. 06-36, Class SP, IO, 6.469s, 2036	2,268,378	263,117
IFB Ser. 06-23, Class SP, IO, 6.469s, 2036	840,527	121,499
IFB Ser. 06-16, Class SM, IO, 6.469s, 2036	637,292	91,701
IFB Ser. 06-8, Class HL, IO, 6.469s, 2036	6,127,553	978,138
IFB Ser. 05-95, Class CI, IO, 6.469s, 2035	1,255,704	193,922
IFB Ser. 05-84, Class SG, IO, 6.469s, 2035	1,949,076	272,348

IFB Ser. 05-57, Class NI, IO, 6.469s, 2035	378,507	52,155
IFB Ser. 06-3, Class SB, IO, 6.469s, 2035	4,242,956	657,097
IFB Ser. 05-29, Class SX, IO, 6.469s, 2035	157,495	20,634
IFB Ser. 05-57, Class DI, IO, 6.469s, 2035	863,522	106,859
IFB Ser. 04-92, Class S, IO, 6.469s, 2034	127,647	16,379
IFB Ser. 05-104, Class SI, IO, 6.469s, 2033	16,373,421	2,182,575
IFB Ser. 06-104, Class EI, IO, 6.459s, 2036	66,435	8,946
IFB Ser. 05-83, Class QI, IO, 6.459s, 2035	348,620	47,816
IFB Ser. 06-128, Class GS, IO, 6.449s, 2037	824,675	116,945
IFB Ser. 05-73, Class SD, IO, 6.449s, 2035	207,363	34,907
IFB Ser. 06-114, Class IS, IO, 6.419s, 2036	836,836	107,784
IFB Ser. 06-51, Class SP, IO, 6.419s, 2036	4,015,707	581,053
IFB Ser. 04-92, Class SQ, IO, 6.419s, 2034	55,568	8,218
IFB Ser. 06-115, Class IE, IO, 6.409s, 2036	630,887	83,561
IFB Ser. 06-109, Class SH, IO, 6.389s, 2036	879,058	136,476
IFB Ser. 06-104, Class IC, IO, 6.369s, 2036	2,602,001	388,261
IFB Ser. 06-103, Class SB, IO, 6.369s, 2036	1,557,875	203,150
IFB Ser. 06-43, Class SI, IO, 6.369s, 2036	492,405	63,457
IFB Ser. 06-8, Class JH, IO, 6.369s, 2036	3,101,176	437,869
IFB Ser. 09-12, Class CI, IO, 6.369s, 2036	400,685	59,361
IFB Ser. 05-122, Class SG, IO, 6.369s, 2035	650,250	86,921
IFB Ser. 05-122, Class SW, IO, 6.369s, 2035	823,857	110,049
IFB Ser. 06-96, Class ES, IO, 6.349s, 2036	406,366	49,251
IFB Ser. 06-17, Class SI, IO, 6.349s, 2036	1,342,734	173,572
IFB Ser. 06-60, Class YI, IO, 6.339s, 2036	1,428,037	233,085
IFB Ser. 06-95, Class SH, IO, 6.319s, 2036	1,075,186	130,721
IFB Ser. 06-86, Class SB, IO, 6.319s, 2036	1,936,036	282,617
IFB Ser. 06-42, Class CI, IO, 6.319s, 2036	24,513,030	3,108,088
IFB Ser. 07-92, Class KS, IO, 6.269s, 2037	7,574,864	906,214
IFB Ser. 09-12, Class AI, IO, 6.269s, 2037	3,261,565	440,946
IFB Ser. 07-15, Class NI, IO, 6.269s, 2022	1,200,374	133,212
IFB Ser. 07-109, Class XI, IO, 6.219s, 2037	734,880	94,200
IFB Ser. 07-30, Class LI, IO, 6.209s, 2037	1,123,523	143,688
IFB Ser. 07-30, Class OI, IO, 6.209s, 2037	3,664,091	503,259
IFB Ser. 07-89, Class SA, IO, 6.199s, 2037	2,048,089	241,674
IFB Ser. 07-54, Class IA, IO, 6.179s, 2037	852,452	113,437
IFB Ser. 07-54, Class IB, IO, 6.179s, 2037	852,452	113,437
IFB Ser. 07-54, Class IC, IO, 6.179s, 2037	852,452	113,437
IFB Ser. 07-54, Class ID, IO, 6.179s, 2037	852,452	113,437
IFB Ser. 07-54, Class IF, IO, 6.179s, 2037	1,269,174	161,363
IFB Ser. 07-54, Class UI, IO, 6.179s, 2037	1,125,988	158,175
IFB Ser. 07-15, Class CI, IO, 6.149s, 2037	3,071,085	390,304
IFB Ser. 06-115, Class JI, IO, 6.149s, 2036	2,173,400	281,976
IFB Ser. 09-43, Class SB, IO, 6.099s, 2039	236,205	32,854
IFB Ser. 06-123, Class LI, IO, 6.089s, 2037	1,481,668	183,670
IFB Ser. 07-81, Class IS, IO, 6.069s, 2037	1,420,680	173,469
IFB Ser. 08-11, Class SC, IO, 6.049s, 2038	396,275	51,678
IFB Ser. 07-39, Class AI, IO, 5.889s, 2037	1,651,970	188,742
IFB Ser. 07-32, Class SD, IO, 5.879s, 2037	1,027,286	122,592
IFB Ser. 07-30, Class UI, IO, 5.869s, 2037	844,414	98,226
IFB Ser. 07-32, Class SC, IO, 5.869s, 2037	1,368,744	170,945
IFB Ser. 07-1, Class CI, IO, 5.869s, 2037	946,012	118,841
IFB Ser. 05-74, Class NI, IO, 5.849s, 2035	5,450,413	793,706
IFB Ser. 07-3, Class SH, IO, 5.839s, 2037	2,861,655	322,719
IFB Ser. 09-12, Class DI, IO, 5.799s, 2037	1,639,206	206,035
IFB Ser. 04-46, Class PJ, IO, 5.769s, 2034	3,657,532	455,527
IFB Ser. 07-75, Class ID, IO, 5.639s, 2037	959,559	112,990
Ser. 383, Class 18, IO, 5 1/2s, 2038	396,154	65,422
Ser. 383, Class 19, IO, 5 1/2s, 2038	359,975	59,486
Ser. 383, Class 6, IO, 5 1/2s, 2037	305,005	56,855
Ser. 383, Class 7, IO, 5 1/2s, 2037	300,926	48,953
Ser. 383, Class 20, IO, 5 1/2s, 2037	229,603	38,602
Ser. 356, Class 14, IO, 5 1/2s, 2035	3,620,968	677,828
Ser. 348, Class 7, IO, 5 1/2s, 2033	3,470,858	689,480
Ser. 334, Class 5, IO, 5 1/2s, 2033	3,354,890	625,163
Ser. 07-W1, Class 1AS, IO, 5.491s, 2046	7,381,000	811,910
IFB Ser. 09-3, Class SE, IO, 5.269s, 2037	1,361,117	134,468
Ser. 385, Class 3, IO, 5s, 2038 (F)	818,898	154,962
Ser. 359, Class 7, IO, 5s, 2036	6,764,500	1,299,999
Ser. 353, Class 2, IO, 5s, 2034	9,924,515	2,282,638
Ser. 339, Class 1, IO, 5s, 2033	7,785,573	1,567,345
FRB Ser. 04-W2, Class 4A, 4.92s, 2044	2,174	2,159
FRB Ser. 03-W14, Class 2A, 4.853s, 2043	1,940	1,912
FRB Ser. 03-W8, Class 4A, 4.822s, 2042	6,508	6,424
FRB Ser. 04-W7, Class A2, 4.803s, 2034	960	989
FRB Ser. 04-W15, Class 3A, 4.786s, 2044	2,855	2,824
FRB Ser. 03-W3, Class 1A4, 4.756s, 2042	2,967	2,931
FRB Ser. 02-T19, Class A4, 4.718s, 2042	6,303	6,327
FRB Ser. 05-W4, Class 3A, 4.655s, 2035	3,264	3,219
FRB Ser. 04-T1, Class 2A, 4.437s, 2043	5,326	5,159
FRB Ser. 03-W11, Class A1, 4.333s, 2033	188	189
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	18,954,438	439,476
Ser. 01-T12, Class IO, 0.565s, 2041	2,135,660	45,487
FRB Ser. 05-51, Class CF, 0.531s, 2035	9,458	9,455
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	15,965,281	315,986
FRB Ser. 07-95, Class A1, 0.481s, 2036	4,460,374	4,426,921
FRB Ser. 07-95, Class A3, 0.481s, 2036	11,005,000	9,959,525
FRB Ser. 07-101, Class A2, 0.481s, 2036	6,512,841	6,382,584
Ser. 03-W2, Class 1, IO, 0.467s, 2042	863,954	12,633
Ser. 02-T4, IO, 0.448s, 2041	10,952,149	162,150
Ser. 01-50, Class B1, IO, 0.435s, 2041	3,750,527	71,539
Ser. 02-T1, Class IO, IO, 0.423s, 2031	2,239,585	31,490
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,439,861	21,144
Ser. 01-79, Class BI, IO, 0.327s, 2045	3,142,286	45,380
Ser. 08-65, Class TF, zero %, 2038	694,184	644,832
Ser. 08-53, Class DO, PO, zero %, 2038	572,000	324,163
Ser. 07-64, Class LO, PO, zero %, 2037	258,738	228,979
Ser. 07-44, Class CO, PO, zero %, 2037	820,229	680,119
Ser. 06-56, Class XF, zero %, 2036	60,643	52,177

Ser. 05-117, Class MO, PO, zero %, 2036	25,218	24,405
Ser. 08-36, Class OV, PO, zero %, 2036	132,955	100,672
Ser. 05-110, Class KO, PO, zero %, 2035	81,433	53,562
Ser. 05-63, PO, zero %, 2035	19,426	18,271
Ser. 05-50, Class LO, PO, zero %, 2035	29,205	23,870
Ser. 04-61, PO, zero %, 2034	87,554	80,768
Ser. 06-59, Class QC, PO, zero %, 2033	148,331	124,008
Ser. 04-61, Class JO, PO, zero %, 2032	206,659	181,521
Ser. 326, Class 1, PO, zero %, 2032	342,757	284,279
Ser. 318, Class 1, PO, zero %, 2032	129,719	109,694
Ser. 04-61, Class CO, PO, zero %, 2031	804,788	759,070
Ser. 314, Class 1, PO, zero %, 2031	618,157	529,864
Ser. 1988-12, Class B, zero %, 2018	15,716	13,973
FRB Ser. 07-76, Class SF, zero %, 2037	48,869	48,053
FRB Ser. 06-115, Class SN, zero %, 2036	456,871	547,587
FRB Ser. 06-104, Class EK, zero %, 2036	104,446	100,517
FRB Ser. 05-117, Class GF, zero %, 2036	80,387	76,984
FRB Ser. 05-79, Class FE, zero %, 2035	78,114	75,021
FRB Ser. 05-45, Class FG, zero %, 2035	269,839	210,967
FRB Ser. 05-51, Class FV, zero %, 2035	175,379	149,445
FRB Ser. 06-1, Class HF, zero %, 2032	49,353	42,849
IFB Ser. 06-75, Class FY, zero %, 2036	80,962	79,742
IFB Ser. 06-48, Class FG, zero %, 2036	206,000	176,679
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	10,309	11,440
IFB Ser. T-56, Class 2ASI, IO, 7.869s, 2043	460,686	77,165
Ser. T-51, Class 2A, 7 1/2s, 2042	74,084	83,044
Ser. T-55, Class 1A2, 7s, 2043	831,340	918,371
FRB Ser. T-57, Class 2A1, 4.767s, 2043	1,938	1,911
Freddie Mac
IFB Ser. 3408, Class EK, 24.855s, 2037	596,426	797,429
IFB Ser. 2976, Class KL, 23.529s, 2035	766,095	1,023,132
IFB Ser. 2979, Class AS, 23.419s, 2034	192,294	246,713
IFB Ser. 3065, Class DC, 19.161s, 2035	3,386,952	4,237,185
IFB Ser. 3105, Class SI, IO, 19.021s, 2036	461,812	222,808
IFB Ser. 3031, Class BS, 16.142s, 2035	981,132	1,176,687
IFB Ser. 3489, Class SD, IO, 7.567s, 2032	832,074	137,011
IFB Ser. 3184, Class SP, IO, 7.117s, 2033	1,118,345	140,244
IFB Ser. 3110, Class SP, IO, 7.067s, 2035	1,902,067	330,153
IFB Ser. 3156, Class PS, IO, 7.017s, 2036	1,363,523	228,498
IFB Ser. 3149, Class LS, IO, 6.967s, 2036	2,770,068	505,318
IFB Ser. 3119, Class PI, IO, 6.967s, 2036	940,487	170,519
IFB Ser. 2882, Class NS, IO, 6.967s, 2034	916,589	120,089
IFB Ser. 2882, Class LS, IO, 6.967s, 2034	170,245	23,947
IFB Ser. 3200, Class SB, IO, 6.917s, 2036	1,577,107	215,481
IFB Ser. 3149, Class SE, IO, 6.917s, 2036	909,843	156,595
IFB Ser. 3151, Class SI, IO, 6.917s, 2036	7,658,343	1,310,893
IFB Ser. 3157, Class SA, IO, 6.917s, 2036	2,422,661	414,319
IFB Ser. 2752, Class XS, IO, 6.917s, 2030	13,033,921	1,211,727
IFB Ser. 3203, Class SH, IO, 6.907s, 2036	665,060	104,261
IFB Ser. 3208, Class PS, IO, 6.867s, 2036	21,055,325	3,782,556
IFB Ser. 2835, Class AI, IO, 6.867s, 2034	754,961	121,381
IFB Ser. 2594, Class SE, IO, 6.817s, 2030	916,554	81,569
IFB Ser. 2828, Class TI, IO, 6.817s, 2030	581,095	67,857
IFB Ser. 3410, Class SD, IO, 6.767s, 2038	5,259,957	717,458
IFB Ser. 3397, Class GS, IO, 6.767s, 2037	686,950	77,046
IFB Ser. 3249, Class SI, IO, 6.517s, 2036	462,938	64,837
IFB Ser. 3028, Class ES, IO, 6.517s, 2035	1,959,805	276,595
IFB Ser. 3042, Class SP, IO, 6.517s, 2035	720,006	96,053
IFB Ser. 3316, Class SA, IO, 6.497s, 2037	716,922	101,160
IFB Ser. 2981, Class AS, IO, 6.487s, 2035	961,641	112,537
IFB Ser. 3287, Class SE, IO, 6.467s, 2037	2,062,463	314,938
IFB Ser. 3122, Class DS, IO, 6.467s, 2036	1,030,404	144,037
IFB Ser. 3123, Class LI, IO, 6.467s, 2036	1,175,342	187,688
IFB Ser. 3107, Class DC, IO, 6.467s, 2035	10,425,630	1,583,028
IFB Ser. 3001, Class IH, IO, 6.467s, 2035	330,706	46,686
IFB Ser. 2935, Class SX, IO, 6.467s, 2035	8,920,754	970,493
IFB Ser. 2950, Class SM, IO, 6.467s, 2016	399,256	48,514
IFB Ser. 3256, Class S, IO, 6.457s, 2036	1,228,681	164,676
IFB Ser. 3031, Class BI, IO, 6.457s, 2035	699,406	71,836
IFB Ser. 3244, Class SB, IO, 6.427s, 2036	715,709	90,068
IFB Ser. 3249, Class SM, IO, 6.417s, 2036	1,758,314	244,581
IFB Ser. 3236, Class IS, IO, 6.417s, 2036	1,305,712	168,544
IFB Ser. 3240, Class SM, IO, 6.417s, 2036	1,753,333	226,470
IFB Ser. 3147, Class SD, IO, 6.417s, 2036	2,604,525	347,134
IFB Ser. 3398, Class SI, IO, 6.417s, 2036	2,504,404	318,354
IFB Ser. 3067, Class SI, IO, 6.417s, 2035	3,347,163	515,681
IFB Ser. 3128, Class JI, IO, 6.397s, 2036	152,150	20,423
IFB Ser. 3240, Class S, IO, 6.387s, 2036	2,387,722	318,493
IFB Ser. 3065, Class DI, IO, 6.387s, 2035	522,434	75,610
IFB Ser. 3145, Class GI, IO, 6.367s, 2036	129,021	18,031
IFB Ser. 3114, Class GI, IO, 6.367s, 2036	736,020	109,032
IFB Ser. 3114, Class IP, IO, 6.367s, 2036	1,480,023	190,797
IFB Ser. 3510, Class IB, IO, 6.367s, 2036	1,227,660	198,287
IFB Ser. 3218, Class AS, IO, 6.347s, 2036	921,997	113,585
IFB Ser. 3221, Class SI, IO, 6.347s, 2036	991,046	123,199
IFB Ser. 3424, Class XI, IO, 6.337s, 2036	88,993	12,322
IFB Ser. 3485, Class SI, IO, 6.317s, 2036	2,110,321	318,064
IFB Ser. 3153, Class QI, IO, 6.317s, 2036	3,701,794	592,754
IFB Ser. 3346, Class SC, IO, 6.317s, 2033	95,890,347	13,401,981
IFB Ser. 3346, Class SB, IO, 6.317s, 2033	42,437,542	5,931,933
IFB Ser. 3349, Class AS, IO, 6.267s, 2037	6,190,081	816,388
IFB Ser. 3510, Class IA, IO, 6.267s, 2037	1,956,108	244,508
IFB Ser. 3201, Class SG, IO, 6.267s, 2036	1,397,736	180,142
IFB Ser. 3203, Class SE, IO, 6.267s, 2036	1,170,068	147,207
IFB Ser. 3171, Class PS, IO, 6.252s, 2036	1,182,667	146,032
IFB Ser. 3171, Class ST, IO, 6.252s, 2036	2,084,399	257,006
IFB Ser. 3510, Class CI, IO, 6.247s, 2037	2,976,207	386,581

IFB Ser. 3152, Class SY, IO, 6.247s, 2036	669,601	96,336
IFB Ser. 3510, Class DI, IO, 6.247s, 2035	1,964,248	260,235
IFB Ser. 3181, Class PS, IO, 6.237s, 2036	789,473	114,118
IFB Ser. 3284, Class LI, IO, 6.207s, 2037	1,479,066	189,709
IFB Ser. 3281, Class AI, IO, 6.197s, 2037	2,307,103	297,072
IFB Ser. 3261, Class SA, IO, 6.197s, 2037	3,126,154	402,307
IFB Ser. 3012, Class UI, IO, 6.187s, 2035	1,169,652	197,008
IFB Ser. 3311, Class IA, IO, 6.177s, 2037	1,177,074	151,984
IFB Ser. 3311, Class IB, IO, 6.177s, 2037	1,177,074	151,984
IFB Ser. 3311, Class IC, IO, 6.177s, 2037	1,177,074	151,984
IFB Ser. 3311, Class ID, IO, 6.177s, 2037	1,177,074	151,984
IFB Ser. 3311, Class IE, IO, 6.177s, 2037	1,730,610	223,457
IFB Ser. 3311, Class PI, IO, 6.177s, 2037	77,746	7,895
IFB Ser. 3510, Class AS, IO, 6.177s, 2037	4,006,118	552,828
IFB Ser. 3265, Class SC, IO, 6.177s, 2037	1,062,383	131,890
IFB Ser. 3240, Class GS, IO, 6.147s, 2036	1,517,007	188,701
IFB Ser. 3257, Class SI, IO, 6.087s, 2036	643,325	74,897
IFB Ser. 3225, Class EY, IO, 6.057s, 2036	5,027,020	592,311
IFB Ser. 3225, Class JY, IO, 6.057s, 2036	2,801,937	345,553
IFB Ser. 3502, Class DS, IO, 5.917s, 2039	977,450	124,350
IFB Ser. 3339, Class TI, IO, 5.907s, 2037	1,428,581	168,804
IFB Ser. 3284, Class CI, IO, 5.887s, 2037	2,312,627	275,013
IFB Ser. 3510, Class IC, IO, 5.847s, 2037	1,814,996	215,499
IFB Ser. 3012, Class IG, IO, 5.847s, 2035	4,666,053	678,743
IFB Ser. 3309, Class SG, IO, 5.837s, 2037	1,986,471	212,354
IFB Ser. 2965, Class SA, IO, 5.817s, 2032	1,014,398	121,234
IFB Ser. 3510, Class BI, IO, 5.797s, 2037	2,540,770	311,894
IFB Ser. 3397, Class SQ, IO, 5.737s, 2037	633,046	68,989
IFB Ser. 248, IO, 5 1/2s, 2037	505,791	99,499
IFB Ser. 3607, Class SA, IO, 5s, 2036	7,739,000	1,019,781
FRB Ser. 3291, Class DF, 1.333s, 2037	1,807,150	1,794,093
FRB Ser. 3006, Class FA, 0.633s, 2034	231,216	228,752
Ser. 3327, Class IF, IO, zero %, 2037	246,936	12,243
Ser. 3324, PO, zero %, 2037	41,026	39,368
Ser. 3439, Class AO, PO, zero %, 2037	287,032	222,883
Ser. 3391, PO, zero %, 2037	79,626	64,750
Ser. 3292, Class DO, PO, zero %, 2037	94,814	74,301
Ser. 3300, PO, zero %, 2037	442,565	364,355
Ser. 3226, Class YO, PO, zero %, 2036	100,887	100,655
Ser. 3174, PO, zero %, 2036	75,075	59,886
Ser. 3142, PO, zero %, 2036	54,888	50,564
Ser. 3607, Class AO, PO, zero %, 2036	2,211,000	1,251,464
Ser. 3097, Class OC, PO, zero %, 2036	87,879	74,830
Ser. 3106, PO, zero %, 2036	82,819	78,622
Ser. 3084, Class ON, PO, zero %, 2035	76,510	67,746
Ser. 3046, PO, zero %, 2035	254,958	185,745
Ser. 2980, PO, zero %, 2035	114,115	106,748
Ser. 2947, Class AO, PO, zero %, 2035	33,690	23,501
Ser. 3008, PO, zero %, 2034	142,992	106,780
Ser. 2858, Class MO, PO, zero %, 2034	11,100	10,506
Ser. 2684, Class TO, PO, zero %, 2033	507,000	297,442
Ser. 2692, Class TO, PO, zero %, 2033	89,300	60,315
Ser. 2684, PO, zero %, 2033	495,000	388,466
Ser. 2587, Class CO, PO, zero %, 2032	549,440	502,577
Ser. 201, PO, zero %, 2029	382,346	314,999
FRB Ser. 3349, Class DO, zero %, 2037	149,060	131,717
FRB Ser. 3299, Class FD, zero %, 2037	243,457	235,007
FRB Ser. 3289, Class SF, zero %, 2037	390,263	398,177
FRB Ser. 3326, Class XF, zero %, 2037	117,184	113,491
FRB Ser. 3274, Class TX, zero %, 2037	503,669	459,913
FRB Ser. 3326, Class YF, zero %, 2037	445,059	500,003
FRB Ser. 3261, Class KF, zero %, 2037	400,650	393,389
FRB Ser. 3263, Class TA, zero %, 2037	73,457	73,589
FRB Ser. 3238, Class LK, zero %, 2036	767,183	725,707
FRB Ser. 3231, Class X, zero %, 2036	85,821	85,453
FRB Ser. 3129, Class TF, zero %, 2036	681,942	624,403
FRB Ser. 3117, Class AF, zero %, 2036	59,276	51,347
FRB Ser. 3047, Class BD, zero %, 2035	99,282	84,421
FRB Ser. 3326, Class WF, zero %, 2035	921,888	919,880
FRB Ser. 3030, Class CF, zero %, 2035	268,047	230,984
FRB Ser. 3033, Class YF, zero %, 2035	153,010	135,557
FRB Ser. 3036, Class AS, zero %, 2035	69,872	52,958
FRB Ser. 3251, Class TP, zero %, 2035	136,219	104,351
FRB Ser. 2963, Class TW, zero %, 2035	101,926	87,514
FRB Ser. 3069, Class KF, zero %, 2034	337,076	314,764
FRB Ser. 2947, Class GF, zero %, 2034	85,629	75,692
FRB Ser. 3006, Class TE, zero %, 2034	82,664	75,616
Government National Mortgage Association
IFB Ser. 07-44, Class SP, 35.201s, 2036	1,232,351	1,686,843
IFB Ser. 05-58, Class SA, 22.823s, 2035	5,180,581	5,972,625
IFB Ser. 07-16, Class PS, 22.459s, 2037	1,084,916	1,318,357
IFB Ser. 07-19, Class AS, 22.391s, 2033	1,235,297	1,475,449
IFB Ser. 05-84, Class SB, 16.417s, 2035	2,958,972	3,406,026
IFB Ser. 03-14, Class SJ, 14.239s, 2032	9,347,000	10,730,702
IFB Ser. 08-47, Class S, IO, 7.468s, 2038	1,128,495	152,518
IFB Ser. 04-59, Class SC, IO, 6.968s, 2034	573,041	81,473
IFB Ser. 04-26, Class IS, IO, 6.968s, 2034	77,400	5,460
IFB Ser. 05-68, Class SN, IO, 6.968s, 2034	378,722	45,371
IFB Ser. 04-96, Class KS, IO, 6.767s, 2034	177,938	26,168
IFB Ser. 06-16, Class GS, IO, 6.757s, 2036	230,419	27,911
IFB Ser. 04-5, Class PS, IO, 6.717s, 2033	1,269,000	208,719
IFB Ser. 09-106, Class XN, IO, 6.667s, 2035	4,867,061	327,836
IFB Ser. 09-87, Class IW, IO, 6.617s, 2034	221,279	31,919
IFB Ser. 09-66, Class XS, IO, 6.568s, 2039	15,946,015	1,845,374
IFB Ser. 07-26, Class SL, IO, 6.568s, 2037	152,658	21,298
IFB Ser. 07-26, Class SM, IO, 6.568s, 2037	3,189,369	433,921
IFB Ser. 07-26, Class SN, IO, 6.568s, 2037	60,620	7,485
IFB Ser. 09-106, Class XI, IO, 6.567s, 2037	22,130,560	2,528,521
IFB Ser. 07-22, Class S, IO, 6.567s, 2037	850,463	96,797

IFB Ser. 07-35, Class PY, IO, 6.518s, 2037	27,073,215	3,580,379
IFB Ser. 05-3, Class SC, IO, 6.518s, 2035	4,279,060	591,379
IFB Ser. 09-106, Class XL, IO, 6.517s, 2037	982,042	108,748
IFB Ser. 09-87, Class SI, IO, 6.517s, 2035	7,191,018	999,899
IFB Ser. 04-104, Class IS, IO, 6.517s, 2034	334,982	40,218
IFB Ser. 07-53, Class SY, IO, 6.502s, 2037	504,692	52,112
IFB Ser. 07-58, Class PS, IO, 6.467s, 2037	103,776	9,548
IFB Ser. 07-37, Class SU, IO, 6.458s, 2037	478,268	63,237
IFB Ser. 07-40, Class SG, IO, 6.447s, 2037	2,464,768	245,232
IFB Ser. 07-40, Class SN, IO, 6.447s, 2037	2,112,597	210,193
IFB Ser. 07-37, Class YS, IO, 6.438s, 2037	383,261	46,735
IFB Ser. 07-59, Class PS, IO, 6.437s, 2037	671,097	57,076
IFB Ser. 07-59, Class SP, IO, 6.437s, 2037	2,321,084	200,124
IFB Ser. 07-68, Class PI, IO, 6.417s, 2037	338,742	32,629
IFB Ser. 07-16, Class KU, IO, 6.417s, 2037	6,665,548	815,858
IFB Ser. 06-38, Class SG, IO, 6.417s, 2033	3,592,905	290,577
IFB Ser. 09-106, Class LP, IO, 6.377s, 2036	1,469,239	156,527
IFB Ser. 09-106, Class CM, IO, 6.368s, 2034	59,265,242	7,354,817
IFB Ser. 08-6, Class TI, IO, 6.368s, 2032	345,782	34,411
IFB Ser. 09-87, Class SK, IO, 6.367s, 2032	1,391,999	145,053
IFB Ser. 07-17, Class AI, IO, 6.318s, 2037	3,026,293	410,302
IFB Ser. 09-13, Class SD, IO, 6.318s, 2033	5,670,972	524,293
IFB Ser. 08-2, Class SM, IO, 6.268s, 2038	319,275	31,235
IFB Ser. 07-9, Class AI, IO, 6.268s, 2037	1,053,408	106,354
IFB Ser. 06-26, Class S, IO, 6.267s, 2036	664,435	70,225
IFB Ser. 08-9, Class SK, IO, 6.247s, 2038	110,081	11,799
IFB Ser. 06-49, Class SA, IO, 6.227s, 2036	1,733,295	155,629
IFB Ser. 09-35, Class SP, IO, 6.168s, 2037	3,502,566	416,933
IFB Ser. 09-106, Class KS, IO, 6.167s, 2039	8,409,224	748,306
IFB Ser. 05-65, Class SI, IO, 6.117s, 2035	4,504,808	495,747
IFB Ser. 06-7, Class SB, IO, 6.087s, 2036	3,365,770	309,439
IFB Ser. 06-16, Class SX, IO, 6.057s, 2036	217,943	22,954
IFB Ser. 08-47, IO, 6.018s, 2037	5,734,776	670,476
IFB Ser. 07-17, Class IC, IO, 6.018s, 2037	673,161	78,600
IFB Ser. 07-17, Class IB, IO, 6.017s, 2037	657,547	83,112
IFB Ser. 09-106, Class SD, IO, 6.017s, 2036	4,202,838	437,923
IFB Ser. 09-76, Class XS, IO, 5.968s, 2039	7,820,665	879,683
IFB Ser. 07-25, Class KS, IO, 5.968s, 2037	394,956	40,211
IFB Ser. 07-21, Class S, IO, 5.968s, 2037	1,316,038	118,263
IFB Ser. 09-106, Class SU, IO, 5.967s, 2037	14,836,533	1,380,535
IFB Ser. 07-23, Class ST, IO, 5.967s, 2037	1,504,078	133,267
IFB Ser. 07-7, Class JI, IO, 5.967s, 2037	296,697	32,848
IFB Ser. 07-17, Class SI, IO, 5.956s, 2037	353,296	39,382
IFB Ser. 07-31, Class AI, IO, 5.948s, 2037	1,009,512	129,697
IFB Ser. 08-57, Class BI, IO, 5.937s, 2038	1,282,162	111,227
IFB Ser. 07-62, Class S, IO, 5.918s, 2037	131,243	12,794
IFB Ser. 07-43, Class SC, IO, 5.868s, 2037	835,233	79,340
IFB Ser. 09-106, Class SL, IO, 5.867s, 2036	1,903,939	207,134
IFB Ser. 09-87, Class TS, IO, 5.867s, 2035	10,167,199	1,149,942
IFB Ser. 04-83, Class CS, IO, 5.847s, 2034	790,922	87,816
IFB Ser. 09-106, Class ST, IO, 5.767s, 2038	2,287,679	230,875
IFB Ser. 04-41, Class SG, IO, 5.767s, 2034	270,680	15,216
IFB Ser. 09-87, Class WT, IO, 0.188s, 2035	9,095,289	34,676
Ser. 08-30, PO, zero %, 2038	1,240	1,239
Ser. 06-36, Class OD, PO, zero %, 2036	31,793	26,335
FRB Ser. 07-73, Class KI, IO, zero %, 2037 (F)	2,248,024	48,153
FRB Ser. 07-73, Class KM, zero %, 2037	225,010	219,045
FRB Ser. 07-35, Class UF, zero %, 2037	65,017	63,397
FRB Ser. 06-56, Class YF, zero %, 2036	20,006	19,753
IFB Ser. 09-106, Class WT, IO, zero %, 2037	4,799,897	18,068
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	332,100	302,211
Ser. 05-RP3, Class 1A3, 8s, 2035	989,786	899,468
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	845,092	758,470
FRB Ser. 05-RP2, Class 1AF, 0.581s, 2035	10,664,954	8,625,282
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.975s, 2035	941,167	117,646
IFB Ser. 04-4, Class 1AS, IO, 5.783s, 2034	15,083,459	1,772,306
Ser. 05-RP2, Class 1AS, IO, 5.692s, 2035	10,209,717	1,225,166
Ser. 06-RP2, Class 1AS1, IO, 5.626s, 2036	6,708,054	817,544
FRB Ser. 06-RP2, Class 1AF1, 0.631s, 2036	10,375,064	8,300,051
FRB Ser. 04-4, Class 1AF, 0.631s, 2034	769,049	615,239
FRB Ser. 05-RP1, Class 1AF, 0.581s, 2035	591,211	472,969
MASTR Reperforming Loan Trust 144A FRB Ser. 05-2,
Class 1A1F, 0.581s, 2035	243,767	193,795
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class A2, 7s, 2034	615,126	587,925
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.019s, 2037	21,278,186	2,553,382
Ser. 07-4, Class 1A4, IO, 1s, 2037 (F)	22,518,817	593,934
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.442s, 2037	3,153,179	340,937

Total mortgage-backed securities (cost $202,134,286)		$254,897,837

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (--%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from December 15, 2031 to
April 15, 2033	$117,245	$126,479
6s, with due dates from October 15, 2023 to
January 15, 2029	96,743	103,413
		229,892

U.S. Government Agency Mortgage Obligations (6.2%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029		1,316,744	1,449,139
6s, September 1, 2021		37,321	40,044
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019		498,845	532,050
4 1/2s, with due dates from January 1, 2037 to
June 1, 2037		2,559,922	2,563,687
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from April 1, 2032 to
January 1, 2036		2,583,979	2,846,803
6 1/2s, with due dates from October 1, 2032 to
December 1, 2037		2,003,027	2,151,241
6 1/2s, with due dates from July 1, 2016 to
February 1, 2017		136,005	146,717
6s, with due dates from August 1, 2037 to
November 1, 2037		36,743	39,019
6s, with due dates from July 1, 2011 to August 1, 2022		6,001,998	6,430,658
5 1/2s, with due dates from November 1, 2036 to
April 1, 2038		24,776,608	25,982,294
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021		1,331,269	1,419,835
5s, with due dates from January 1, 2038 to
February 1, 2038		305,460	313,871
5s, March 1, 2021		62,835	66,048
4 1/2s, March 1, 2039		369,496	369,265
4s, with due dates from May 1, 2019 to
September 1, 2020		580,386	593,525
			44,944,196

Total U.S. government and agency mortgage obligations (cost $43,495,564)			$45,174,088

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.4%)(a)
		Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010		$13,700,000	$14,034,617
Freddie Mac
6 7/8s, September 15, 2010		8,053,000	8,418,584
6 3/4s, March 15, 2031		1,500,000	1,827,887

Total U.S. government agency obligations (cost $23,719,328)			$24,281,088

U.S. TREASURY OBLIGATIONS (23.6%)(a)
		Principal amount	Value

U.S. Treasury Bonds
8s, November 15, 2021		$16,475,000	$22,444,614
7 1/2s, November 15, 2016		10,948,000	13,803,889
6 1/4s, May 15, 2030		10,723,000	13,107,194
6s, February 15, 2026		47,270,000	55,328,060
U.S. Treasury Notes
4 1/4s, August 15, 2013		29,441,000	31,777,879
4s, February 15, 2015		14,300,000	15,202,129
1 3/8s, September 15, 2012		18,763,000	18,677,248

Total U.S. treasury obligations (cost $155,486,149)			$170,341,013

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	45,797,000	$1,363,835
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	45,797,000	1,350,096

Total purchased options outstanding (cost $3,090,153)			$2,713,931

SHORT-TERM INVESTMENTS (40.6%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		$99,068,752	$99,068,752
Interest in $300,000,000 joint triparty repurchase
agreement dated December 31, 2009 with Bank of America
Sec. LLC. due January 4, 2010 -- maturity value
of $95,175,106 for an effective yield of 0.01%
(collateralized by various mortgage backed securities
with coupon rates from 5.0% to 5.5% and due dates from
April 1, 2038 to December 1, 2039 valued
at $306,000,000)		95,175,000	95,175,000
SSgA Prime Money Market Fund (i)		749,000	749,000
Fannie Mae Discount Notes, for an effective yield
of 0.25%, October 1, 2010 (SEGSF)		20,000,000	19,962,080
Straight-A Funding, LLC, for an effective yield
of 0.18%, March 12, 2010		18,000,000	17,993,700
Fannie Mae Discount Notes, for an effective yield
of 0.18%, June 23, 2010		8,000,000	7,993,041
Federal Home Loan Mortgage Corporation, for
an effective yield of 0.14%, April 26, 2010 (SEGSF)		14,000,000	13,993,742
Freddie Mac Discount Notes, for an effective yield
of 0.14%, April 19, 2010 (SEGSF)		20,000,000	19,991,600
U.S. Treasury Cash Mangement Bills for an effective

yield of 0.47%, April 1, 2010 (SEG) (SEGSF)	3,344,000	3,340,074
U.S. Treasury Cash Management Bills with effective
yields ranging from 0.33% to 0.40%, June 10, 2010
(SEG)	1,417,000	1,414,594
U.S. Treasury Cash Management Bills, for effective
yields ranging from 0.23% to 0.34%, July 15, 2010
(SEG) (SEGSF)	13,753,000	13,727,337

Total short-term investments (cost $293,415,526)		$293,408,920

TOTAL INVESTMENTS

Total investments (cost $721,341,006)(b)		$790,816,877

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Long)	1744	$201,214,000	Mar-10	$(7,783,592)
U.S. Treasury Note 2 yr (Short)	16	3,460,250	Mar-10	15,956
U.S. Treasury Note 5 yr (Long)	117	13,382,789	Mar-10	(216,041)
U.S. Treasury Note 10 yr (Long)	690	79,662,656	Mar-10	(2,346,593)

Total				$(10,330,270)

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $56,278,749) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$29,998,000	Aug-11/4.49	$1,340,911
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.525	1,992,036
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	12,932,000	Aug-11/4.475	563,059
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	12,932,000	Aug-11/4.475	847,046
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	14,999,000	Aug-11/4.55	697,154
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	14,999,000	Aug-11/4.55	935,788
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	29,998,000	Aug-11/4.49	1,942,371
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,677,000	Aug-11/4.765	308,658
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,677,000	Aug-11/4.765	314,676
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	90,809,000	Aug-11/4.7	4,781,094
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	90,809,000	Aug-11/4.7	5,093,477
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	65,671,500	Jul-11/4.745	3,525,246
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	65,671,500	Jul-11/4.745	3,594,201
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	20,529,000	Jul-11/4.5475	952,546
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,529,000	Jul-11/4.5475	1,244,263
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	1,859,927
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.46	1,879,956
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	41,058,000	Jul-11/4.52	2,533,279
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.525	2,692,519
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	43,781,000	Jul-11/4.46	2,805,339
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	45,797,000	Jun-10/5.235	309,130
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	3,861,030
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	26,233,000	Oct-10/4.02	641,659
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	26,233,000	Oct-10/4.02	1,443,602
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	45,797,000	Jun-10/5.23	302,874
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	44,468,500	May-12/5.51	2,062,114

Total			$48,523,955

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$253,361,000	$963,222	12/3/19	3 month USD-LIBOR-BBA	3.3%	$(12,439,321)

16,800,000	--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	385,719

Citibank, N.A
73,977,000	--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(127,070)

Citibank, N.A.
38,603,000	269,389	12/14/29	3 month USD-LIBOR-BBA	4.15%	(1,321,726)

221,294,000	(285,768)	12/14/13	2.12%	3 month USD-LIBOR-BBA	3,090,296

20,393,100	--	12/23/29	4.325%	3 month USD-LIBOR-BBA	377,702

Credit Suisse International
44,653,000	105,304	12/18/39	4.37%	3 month USD-LIBOR-BBA	1,168,966

197,692,000	418,818	12/18/14	2.74%	3 month USD-LIBOR-BBA	2,247,318

156,863,000	110,469	12/18/11	1.23%	3 month USD-LIBOR-BBA	506,354

18,047,500	--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	218,023

30,580,600	--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(11,578)

22,403,000	--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(2,977,678)

Deutsche Bank AG
200,263,000	(19,209)	12/2/14	2.36%	3 month USD-LIBOR-BBA	5,041,976

10,629,000	(19,024)	12/2/18	3.18%	3 month USD-LIBOR-BBA	494,592

467,633,000	(194,293)	12/4/10	3 month USD-LIBOR-BBA	0.53%	(409,794)

193,488,000	(117,493)	12/4/13	2.01%	3 month USD-LIBOR-BBA	3,417,694

54,100,000	--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(904,984)

249,149,000	--	2/3/14	2.44%	3 month USD-LIBOR-BBA	(760,201)

70,727,000	--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(9,650,678)

23,892,000	--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(2,932,588)

Goldman Sachs International
33,800,000	--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(545,346)

23,185,200	--	12/24/19	3.92%	3 month USD-LIBOR-BBA	68,699

36,922,600	--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	88,940

JPMorgan Chase Bank, N.A.
53,541,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	2,105,743

77,430,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	845,378

85,449,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	1,230,191

26,426,000	--	7/16/10	3 month USD-LIBOR-BBA	3.384%	826,934

23,508,000	--	7/22/10	3 month USD-LIBOR-BBA	3.565%	776,634

178,500,000	--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	5,793,794

26,131,000	(228,371)	12/17/39	4.31%	3 month USD-LIBOR-BBA	652,753

70,410,000	(412,643)	12/17/24	4.1%	3 month USD-LIBOR-BBA	1,522,305

11,602,000	67,468	12/17/19	3 month USD-LIBOR-BBA	3.67%	(202,492)

24,888,000	(112,670)	12/17/18	3.55%	3 month USD-LIBOR-BBA	416,575

27,500,000	--	12/17/24	4.18%	3 month USD-LIBOR-BBA	506,276

146,340,500	--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	401,281

383,000,000	--	11/24/10	3 month USD-LIBOR-BBA	2.045%	5,716,294

25,035,900	--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(99,778)

199,000,000	--	4/3/11	3 month USD-LIBOR-BBA	1.365%	1,802,081

64,540,000	--	4/3/10	3 month USD-LIBOR-BBA	1.168%	290,757

53,697,000	--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	585,233

Total					$8,195,274

(E) See Note 1 to the financial statements regarding extended effective dates. / See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets of $723,100,407.

(b) The aggregate identified cost on a tax basis is $722,335,879, resulting in gross unrealized appreciation and depreciation of $109,204,437 and $40,723,439, respectively, or net unrealized appreciation of $68,480,998.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at December 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at December 31, 2009.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $57,965 for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $10,779,943 and $14,000,023, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

At December 31, 2009, liquid assets totaling $341,473,891 have been segregated to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2009.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of appoximately $110,900,000 on Purchased options contracts for the period ended Deceber 31,2009.

Outstanding contracts on Written options contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Outstanding contracts on Futures contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $5,332,500,000 on Interest rate swap contracts for the period ended December 31, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At December 31, 2009, the fund had a net liability position of $40,137,163 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $42,394,509.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$254,100,788	$797,049

Purchased options outstanding	--	2,713,931	--

U.S. Government Agency Obligations	--	24,281,088	--

U.S. Government and Agency Mortgage Obligations	--	45,174,088	--

U.S. Treasury Obligations	--	170,341,013	--

Short-term investments	99,817,752	193,591,168	--

Totals by level	$99,817,752	$690,202,076	$797,049

	Level 1	Level 2	Level 3

Other financial instruments:	$(10,330,270)	$(40,873,880)	$(248,291)

Other financial instruments include futures, written options, swaps and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of December 31, 2009:

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September	discounts/	Realized	appreciation/	purchases/	and/or out	December
Investments in securities:	30, 2009	premiums	gain/(loss)	(depreciation)	sales	of Level 3	31, 2009

Mortgage-backed securities	$8,157,595	$--	$519,144	$(879,351)	$(7,797,388)	$797,049	$797,049

Totals:	$8,157,595	$--	$519,144	$(879,351)	$(7,797,388)	$797,049	$797,049

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September	discounts/	Realized	appreciation/	purchases/	and/or out	December
	30, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(269,825)			$21,534	$--	$--	$(248,291)

† Includes $21,534 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

	43,868,982	92,359,201
Interest rate contracts

Total	$43,868,982	$92,359,201

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010